Stock-based Compensation (Disclosure of number and weighted average remaining contractual life of outstanding share options) (Details)	12 Months Ended
	Jan. 31, 2022 Share $ / shares	Jan. 31, 2021 Share	Jan. 31, 2020 Share
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding	1,100,000	9,095,000	350,000
Exercisable	780,000
Exercise Price | $ / shares	$ 0.42
Remaining Life (Years)	10 months 9 days
July 17, 2025 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding	80,000
Exercisable	80,000
Exercise Price | $ / shares	$ 1.02
Remaining Life (Years)	3 years 5 months 15 days
Expiry Date	July 17, 2025
March 10, 2022 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding	70,000
Exercisable	0
Exercise Price | $ / shares	$ 0.54
Remaining Life (Years)	1 month 9 days
Expiry Date	March 10, 2022
March 30, 2022 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding	200,000
Exercisable	200,000
Exercise Price | $ / shares	$ 0.54
Remaining Life (Years)	2 months 1 day
Expiry Date	March 30, 2022
March 23, 2022 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding	250,000
Exercisable	187,500
Exercise Price | $ / shares	$ 0.36
Remaining Life (Years)	1 month 24 days
Expiry Date	March 23, 2022
December 9, 2022 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding	250,000
Exercisable	125,000
Exercise Price | $ / shares	$ 0.35
Remaining Life (Years)	10 months 9 days
Expiry Date	December 9, 2022
July 30, 2023 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding	250,000
Exercisable	125,000
Exercise Price | $ / shares	$ 0.25
Remaining Life (Years)	1 year 6 months
Expiry Date	July 30, 2023